Subsequent Events	9 Months Ended
Sep. 30, 2019
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events

a)On October 14, 2019, the Exmar LPG Joint Venture commenced the charter-in contract for an LPG vessel, the Sylvie, for two years with two one-year options.

b)On October 16, 2019, the Partnership sold the Alexander Spirit conventional tanker for net proceeds of $11.5 million.

c)On November 6, 2019, the Partnership's 50/50 joint venture with China LNG Shipping (Holdings) Limited (or the Yamal LNG Joint Venture), took delivery of its fifth ARC7 LNG carrier newbuilding, the Georgiy Ushakov. The vessel concurrently commenced its 26-year charter contract with Yamal Trade Pte. Ltd.